UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Intermediate Municipal Bond Fund, Inc.

August 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--3.1%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000		5,173,900
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Corp.)	5.00	1/1/17	6,310,000		7,069,724
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	5,050,000		5,028,588
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	2,150,000		2,131,424
University of Alabama Board of
Trustees, General Revenue
(The University of Alabama)	5.00	7/1/24	6,025,000		6,762,581
Alaska--.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000		4,143,863
Arizona--1.2%
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000		3,583,483
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	1,400,000		1,413,692
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000		4,846,725
California--15.7%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	a	1,233,330
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll Bridge
Revenue	5.00	4/1/27	1,750,000		1,853,110
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,027,870
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		6,826,980
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		20,838,892
California,

GO (Various Purpose)	5.25	3/1/22	1,250,000		1,420,737
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		2,805,200
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,842,685
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,500,000		4,098,920
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,377,070
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	440,000		429,246
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,343,824
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,346,609
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/26	1,500,000		1,581,435
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		5,706,500
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	a	7,154,793
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	a	1,468,362
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport)	5.25	5/15/25	1,845,000		1,981,198
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/20	5,000,000		5,864,950
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,629,288
Orange County Transportation
Authority, Senior Lien Toll
Road Revenue (91 Express Lanes)	5.00	8/15/28	2,500,000		2,609,600
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	a	3,175,097
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,293,300
San Diego Public Facilities
Financing Authority,
Subordinated Water Revenue
(Payable Solely from
Subordinated Installment
Payments Secured by Net System
Revenues of the Water Utility
Fund)	5.00	8/1/28	3,540,000		3,767,728
San Diego Public Facilities
Financing Authority, Water

Revenue	5.00	8/1/24	7,560,000		8,396,363
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,488,800
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,061,585
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,360,000		1,271,328
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000		2,209,200
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,845,725
University of California Regents,
General Revenue	5.00	5/15/24	8,575,000		9,751,662
Colorado--3.7%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/26	15,640,000		16,477,209
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,205,267
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	a	2,537,250
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/25	5,000,000		5,332,950
Connecticut--1.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	1/1/30	7,130,000		7,448,640
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,072,540
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,060,470
District of Columbia--2.2%
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000		2,229,880
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,740,600
District of Columbia Water and
Sewer Authority, Public
Utility Subordinate Lien
Revenue	5.00	10/1/27	5,980,000		6,358,953
Metropolitan Washington Airports
Authority, Airport System

Revenue	5.00	10/1/25	3,000,000		3,172,800
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,220,164
Florida--9.6%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000		2,551,795
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000		1,315,125
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		4,701,609
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000		3,315,210
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000		8,413,800
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,405,300
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		3,967,775
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,256,280
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000		2,223,366
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,338,957
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000		2,501,126
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,539,038
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	2,245,000	b	2,396,717
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/20	2,000,000		2,281,820
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,178,437
Miami-Dade County,

Subordinate Special Obligation
Revenue	5.00	10/1/26	1,000,000		1,042,220
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,535,203
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,549,450
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,216,400
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,787,725
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/17	2,105,000		2,392,164
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	c	599,790
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000		639,914
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,075,730
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000		1,136,373
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000		2,977,373
Georgia--1.3%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000		3,567,390
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		4,469,240
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000		3,090,893
Hawaii--.8%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000		6,715,620
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000		1,641,501
Illinois--8.3%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.50	1/1/26	3,300,000		3,426,654
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare

International Airport)	5.00	1/1/17	2,500,000	2,763,850
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,598,825
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000	1,537,333
Chicago,
GO (Project and Refunding
Series) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/26	1,720,000	1,720,482
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,208,809
Illinois,
GO	5.00	4/1/22	3,750,000	3,866,100
Illinois,
GO	5.25	7/1/28	6,500,000	6,453,200
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/20	4,900,000	5,282,739
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,941,332
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/28	9,005,000	9,263,443
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,314,550
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,727,375
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	2,290,000	2,558,915
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.25	6/1/21	3,300,000	3,674,055
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	2,750,000	3,009,078
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,385,000	2,569,861
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.00	4/1/26	7,595,000	8,082,599
Indiana--2.0%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,382,962
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	2,790,800
Indianapolis,

Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	3,738,735
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	8,771,686
Iowa--.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,246,680
Kansas--1.2%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,019,171
Kentucky--.6%
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,210,120
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center,
Inc. Project)	6.25	3/1/23	2,195,000	2,453,615
Louisiana--2.4%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,133,300
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	17,500,000	17,966,025
Maryland--.3%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.38	6/1/25	1,500,000	1,538,685
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,268,155
Massachusetts--5.2%
Massachusetts,
GO (Consolidated Loan)	5.00	4/1/24	7,500,000	8,437,125
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	1,924,344
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,683,977
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,069,790
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,228,153
Massachusetts Educational

Financing Authority, Education
Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	6,931,599
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/23	5,000,000	5,699,400
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	2,802,750
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	5,623,150
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/28	5,000,000	5,357,700
Michigan--4.7%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	4,765,000	4,800,023
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,637,403
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	5,000,000	4,860,550
Detroit,
Water Supply System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/18	1,750,000	1,740,987
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,393,976
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,309,660
Michigan Finance Authority,
Clean Water Revolving Fund
Subordinate Revenue	5.00	10/1/18	2,000,000	2,309,160
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	10,000,000	11,233,000
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/15	1,040,000	1,121,141
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000	2,778,075
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,641,175
Minnesota--.6%
Minneapolis-Saint Paul

Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,293,000
Missouri--1.0%
Kansas City,
General Improvement Airport
Revenue	5.00	9/1/19	4,000,000	4,473,720
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,507,663
Nebraska--.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/19	1,000,000	1,148,360
Nevada--2.0%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,614,391
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,272,492
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,449,800
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/25	2,100,000	2,282,532
New Jersey--2.6%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,063,780
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,197,600
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	5,500,000	5,929,990
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	5.88	6/1/21	560,000	601,289
Rutgers, The State University,
GO	5.00	5/1/29	6,840,000	7,237,336
New Mexico--1.0%
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000	8,623,425
New York--6.3%
Long Island Power Authority,
Electric System General

Revenue (Insured; National
Public Finance Guarantee Corp.)	2.51	9/1/15	3,000,000	d	3,009,150
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	2,800,000		3,192,056
New York City,
GO	5.00	8/1/18	5,000,000		5,550,800
New York City,
GO	5.00	4/1/20	580,000		619,602
New York City,
GO	5.00	8/1/20	2,655,000		3,075,818
New York City,
GO	5.00	4/1/22	1,140,000		1,216,722
New York City,
GO	5.00	8/1/28	5,000,000		5,291,950
New York City,
GO (Prerefunded)	5.00	4/1/15	5,000	e	5,365
New York City,
GO (Prerefunded)	5.00	4/1/15	10,000	e	10,730
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000		4,746,412
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/20	3,035,000		3,027,837
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,329,460
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/28	4,400,000		4,702,368
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	500,000		526,085
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,500,000		2,830,350
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000		5,442,800
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000		2,076,120
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000		724,991
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	2,500,000		2,880,475
North Carolina--1.5%
North Carolina,
Capital Improvement Limited

Obligation Bonds	5.00	5/1/30	4,000,000		4,189,040
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000		1,372,656
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,269,700
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.09	10/1/22	6,500,000	d	5,915,000
Ohio--.9%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,364,030
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000		4,142,800
Pennsylvania--4.1%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,769,808
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	595,000		620,496
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000		7,647,756
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000		2,142,015
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000		7,416,554
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/21	2,500,000		2,782,450
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000		4,541,760
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000		1,881,468
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	1,710,000		1,776,211
Philadelphia School District,
GO	5.00	9/1/17	1,160,000		1,296,056
South Carolina--1.8%
Berkeley County School District,
Installment Purchase Revenue

(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,510,746
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,674,800
Texas--4.3%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,713,044
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	3,925,240
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,146,939
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue	5.00	11/1/27	2,500,000	2,657,100
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000	3,141,407
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000	2,641,050
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/15	2,840,000	2,989,554
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	3,000,000	3,399,780
San Antonio,
Municipal Drainage Utility
System Revenue	5.00	2/1/28	5,000,000	5,324,400
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000	1,432,316
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000	4,087,825
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,294,880
Utah--.4%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.00	7/1/18	3,000,000	3,451,770
Virginia--.4%
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000	3,417,360
Washington--4.3%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000	5,521,250
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,462,700
Goat Hill Properties,
LR (Government Office Building

Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000	2,496,078
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000	2,822,325
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000	2,580,921
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	926,919
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000	3,380,831
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000	5,382,931
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,804,975
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	4,864,515
West Virginia--.2%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000	1,656,101
U.S. Related--2.7%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,247,730
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000	2,127,200
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/25	2,500,000	1,979,925
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,457,855
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	509,301
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000	2,947,500
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,266,376
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000	1,826,420
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	8,195,600
Total Investments (cost $814,470,134)			98.6%	821,985,636
Cash and Receivables (Net)			1.4%	11,558,517
Net Assets			100.0%	833,544,153

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, this security was valued at $2,396,717 or .3% of net assets.

c	Non-income producing--security in default.
d	Variable rate security--interest rate subject to periodic change.
e

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At August 31, 2013, net unrealized appreciation on investments was $7,515,502 of which $28,103,482 related to appreciated investment securities and $20,587,980 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	821,385,846	599,790	821,985,636

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)